Policyholder liabilities and unallocated surplus - Segmental Analysis of Total Charge for Benefit and Claims and Movement in Unallocated Surplus (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Insurance contracts
Claims incurred, net of reinsurance	$ (4,268)	$ (4,003)
(Increase) decrease in policyholder liabilities, net of reinsurance	18,315	(2,675)
Movement in unallocated surplus of with-profits funds	779	(1,070)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	14,826	(7,748)
Hong Kong
Insurance contracts
Claims incurred, net of reinsurance	(894)	(818)
(Increase) decrease in policyholder liabilities, net of reinsurance	13,090	(369)
Movement in unallocated surplus of with-profits funds	660	(1,121)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	12,856	(2,308)
Increase in profit loss before tax due to change in reserving basis	945
Indonesia
Insurance contracts
Claims incurred, net of reinsurance	(609)	(602)
(Increase) decrease in policyholder liabilities, net of reinsurance	187	266
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(422)	(336)
Malaysia
Insurance contracts
Claims incurred, net of reinsurance	(533)	(482)
(Increase) decrease in policyholder liabilities, net of reinsurance	157	(68)
Movement in unallocated surplus of with-profits funds	119	51
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(257)	(499)
Singapore
Insurance contracts
Claims incurred, net of reinsurance	(1,345)	(1,346)
(Increase) decrease in policyholder liabilities, net of reinsurance	2,865	(2,197)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	1,520	(3,543)
Growth markets and other
Insurance contracts
Claims incurred, net of reinsurance	(887)	(755)
(Increase) decrease in policyholder liabilities, net of reinsurance	2,016	(307)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	$ 1,129	$ (1,062)